Note 7 - Risk Management -Liquidity Risk - Collateral received (Details) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Fair Value Of Encumbered Collateral Received [Member]
Collateral Received Encumbered Asset Line Items
Encumbered Collateral Received	€ 27,474	€ 23,881	€ 19,921
Fair Value Of Collateral Received [Member]
Collateral Received Encumbered Asset Line Items
Encumbered Collateral Received	5,633	9,630	10,039
Notional Amount Of Collateral Received [Member]
Collateral Received Encumbered Asset Line Items
Encumbered Collateral Received	319	201	173
Debt Securities [Member] | Fair Value Of Encumbered Collateral Received [Member]
Collateral Received Encumbered Asset Line Items
Encumbered Collateral Received	89	103	58
Debt Securities [Member] | Fair Value Of Collateral Received [Member]
Collateral Received Encumbered Asset Line Items
Encumbered Collateral Received	82	5	59
Debt Securities [Member] | Notional Amount Of Collateral Received [Member]
Collateral Received Encumbered Asset Line Items
Encumbered Collateral Received	0	0	0
Equity instruments [Member] | Fair Value Of Encumbered Collateral Received [Member]
Collateral Received Encumbered Asset Line Items
Encumbered Collateral Received	27,385	23,715	19,863
Equity instruments [Member] | Fair Value Of Collateral Received [Member]
Collateral Received Encumbered Asset Line Items
Encumbered Collateral Received	5,542	9,619	8,230
Equity instruments [Member] | Notional Amount Of Collateral Received [Member]
Collateral Received Encumbered Asset Line Items
Encumbered Collateral Received	300	121	28
Loans And Receivables And Other Assets [Member] | Fair Value Of Encumbered Collateral Received [Member]
Collateral Received Encumbered Asset Line Items
Encumbered Collateral Received	0	63	0
Loans And Receivables And Other Assets [Member] | Fair Value Of Collateral Received [Member]
Collateral Received Encumbered Asset Line Items
Encumbered Collateral Received	8	6	1,750
Loans And Receivables And Other Assets [Member] | Notional Amount Of Collateral Received [Member]
Collateral Received Encumbered Asset Line Items
Encumbered Collateral Received	19	80	144
Own Debt Issued Other Than Own Covered Bonds Member [Member] | Fair Value Of Encumbered Collateral Received [Member]
Collateral Received Encumbered Asset Line Items
Encumbered Collateral Received	78	3	5
Own Debt Issued Other Than Own Covered Bonds Member [Member] | Fair Value Of Collateral Received [Member]
Collateral Received Encumbered Asset Line Items
Encumbered Collateral Received	87	161	0
Own Debt Issued Other Than Own Covered Bonds Member [Member] | Notional Amount Of Collateral Received [Member]
Collateral Received Encumbered Asset Line Items
Encumbered Collateral Received	€ 0	€ 0	€ 0